VOYA INVESTMENT MANAGEMENT 7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

November 26, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:                          Voya Variable Insurance Trust (formerly, ING Variable Insurance Trust.)

(File Nos. 333-83071; 811-9477)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 29 (“Amendment”) to the Registration Statement of Voya Variable Insurance Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on February 9, 2015. The Registrant is filing the Amendment for the purpose of registering a new series of the Registrant, the VY® Goldman Sachs Bond Portfolio.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management

cc:                                Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Jeffrey S. Puretz, Esq.

Dechert LLP